Property, plant and equipment (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	R$ 2,451,011	R$ 2,493,499	R$ 2,289,052
Depreciation	(685,685)	(640,798)	(448,385)
Net book value	(2,451,011)	(2,493,499)	(2,289,052)
Cost
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	4,105,304	3,732,183	3,029,423
Cost	373,121	702,760
Purchases	1,007,533	1,104,156
Disposals	635,247	401,396
Acquisition of subsidiary	835
Depreciation	(415,609)	(498,313)
Net book value	(4,105,304)	(3,732,183)	(3,029,423)
Accumulated amortization
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	(1,654,293)	(1,238,684)	(740,371)
Disposals	(328,576)	(186,921)
Acquisition of subsidiary	(363)
Depreciation	(743,822)	(685,234)
Net book value	1,654,293	1,238,684	740,371
Data processing equipment
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	153,476	146,005	55,349
Net book value	(153,476)	(146,005)	(55,349)
Data processing equipment | Cost
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	244,452	214,279	106,643
Cost	30,173	107,636
Purchases	30,242	109,245
Disposals	862	1,609
Acquisition of subsidiary	793
Depreciation	(22,702)	(16,980)
Net book value	(244,452)	(214,279)	(106,643)
Data processing equipment | Accumulated amortization
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	(90,976)	(68,274)	(51,294)
Disposals	(844)	(112)
Acquisition of subsidiary	(346)
Depreciation	(23,200)	(17,092)
Net book value	90,976	68,274	51,294
Machinery and equipment
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	2,176,069	2,266,947	2,144,463
Disposals	306,671
Net book value	(2,176,069)	(2,266,947)	(2,144,463)
Machinery and equipment | Cost
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	3,658,969	3,382,067	2,798,823
Cost	276,902	583,244
Purchases	902,688	981,462
Disposals	625,786	398,218
Acquisition of subsidiary	0
Depreciation	(367,780)	(460,760)
Net book value	(3,658,969)	(3,382,067)	(2,798,823)
Machinery and equipment | Accumulated amortization
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	(1,482,900)	(1,115,120)	(654,360)
Disposals	(324,982)	(186,558)
Acquisition of subsidiary	0
Depreciation	(692,762)	(647,318)
Net book value	1,482,900	1,115,120	654,360
Leasehold improvements
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	93,531	58,244	67,120
Net book value	(93,531)	(58,244)	(67,120)
Leasehold improvements | Cost
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	154,343	102,145	94,048
Cost	52,198	8,097
Purchases	55,975	8,097
Disposals	3,777	0
Acquisition of subsidiary	0
Depreciation	(16,911)	(16,973)
Net book value	(154,343)	(102,145)	(94,048)
Leasehold improvements | Accumulated amortization
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	(60,812)	(43,901)	(26,928)
Disposals	(1,614)	0
Acquisition of subsidiary	0
Depreciation	(18,525)	(16,973)
Net book value	60,812	43,901	26,928
Other
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	27,935	22,303	22,120
Net book value	(27,935)	(22,303)	(22,120)
Other | Cost
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	47,540	33,692	29,909
Cost	13,848	3,783
Purchases	18,628	5,352
Disposals	4,822	1,569
Acquisition of subsidiary	42
Depreciation	(8,216)	(3,600)
Net book value	(47,540)	(33,692)	(29,909)
Other | Accumulated amortization
Changes in cost and accumulated depreciation were as follows [Abstract]
Property and equipment	(19,605)	(11,389)	(7,789)
Disposals	(1,136)	(251)
Acquisition of subsidiary	(17)
Depreciation	(9,335)	(3,851)
Net book value	R$ 19,605	R$ 11,389	R$ 7,789